Note 19 - Other Income	12 Months Ended
Sep. 30, 2011
Other Income
Other Income

(19)       OTHER INCOME

Other income consists of the following:
	Year ended September 30,
	2011	2010	2009

Revenue from exclusive distribution right (see Note 12)	$112,923	$649,484	$539,244
Government grants	1,131,583	440,826	26,367
Scrap sales and others	16,903	49,135	44,937
Total	$1,261,409	$1,139,445	$610,548

During the year ended September 30, 2011, the Company received government grant of $1,131,583 in installments. The government grant was unconditional and awarded to the Company as support for the Company’s Evergreen products development.